SEGMENTED INFORMATION - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Operating revenues, net of royalties	$ 38,344.0	$ 38,542.0
Non-current assets excluding deferred income tax assets	79,320.0	80,751.0
Canada
Disclosure of operating segments [line items]
Operating revenues, net of royalties	31,157.0	30,813.0
Non-current assets excluding deferred income tax assets	75,190.0	76,708.0
United States
Disclosure of operating segments [line items]
Operating revenues, net of royalties	5,737.0	5,999.0
Non-current assets excluding deferred income tax assets	1,957.0	1,889.0
Other foreign
Disclosure of operating segments [line items]
Operating revenues, net of royalties	1,450.0	1,730.0
Non-current assets excluding deferred income tax assets	$ 2,173.0	$ 2,154.0